Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Payable [Abstract]
Trade payables	$ 1,143,649	$ 1,101,028	$ 398,155
Accrued payroll and related expenses	1,380,194	1,593,925	997,410
Accrued expenses	122,311	255,820	48,911
Customer deposits	6,882	36,491
Total	$ 2,653,036	$ 2,987,264	$ 1,444,476